Income Tax - Schedule of (Loss) Income Before Income Tax Expense (Details)	12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Schedule of (Loss) Income Before Income Tax Expense [Line Items]
Total (loss) income before income tax expense	$ (456,375)	¥ (3,096,551)	¥ (64,630,308)	¥ 18,762,526
PRC [Member]
Schedule of (Loss) Income Before Income Tax Expense [Line Items]
Total (loss) income before income tax expense		7,711,809	(50,677,236)	10,537,631
Non-PRC [Member]
Schedule of (Loss) Income Before Income Tax Expense [Line Items]
Total (loss) income before income tax expense		¥ (10,808,360)	¥ (13,953,072)	¥ 8,224,895